BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated July 1, 2025

to the Prospectus dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

Prospectus and should be read in conjunction with the Prospectus.

A.

Matt Waldron and Steven White have been added as portfolio managers to the portion of the assets of each of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund managed by BlackRock Investment Management, LLC (“BlackRock’s Allocated Portion of the Funds”). Additionally, Paul Whitehead no longer serves as a portfolio manager to BlackRock’s Allocated Portion of the Funds. Jennifer Hsui and Peter Sietsema continue to serve as portfolio managers of BlackRock’s Allocated Portion of the Funds.

Accordingly, all references and information related to Paul Whitehead in the Prospectus are hereby deleted in their entirety, and the Prospectus is hereby supplemented and revised as follows:

1.

The tables entitled “BlackRock” in the sub-sections entitled “Sub-advisers and Portfolio Managers” under the sections entitled “Summary Section” for each of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund are hereby replaced with the following:

BlackRock

Portfolio Managers	Position with BlackRock	Length of Service to the Fund
Jennifer Hsui	Managing Director, Senior Portfolio Manager	Since October 2019
Peter Sietsema	Director, Portfolio Manager	Since January 2022
Matt Waldron	Managing Director, Portfolio Manager	Since June 2025
Steven White	Director, Portfolio Manager	Since June 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund – BlackRock – Portfolio Managers” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Jennifer Hsui, CFA, has been a portfolio manager of the Funds since October 2019. Peter Sietsema has been a portfolio manager of the Funds since January 2022. Matt Waldron and Steven White have been portfolio managers of the Funds since June 2025.

Ms. Hsui, CFA, Managing Director, is Chief Investment Officer of Global Portfolio Engineering within BlackRock’s EII team. She is responsible for overseeing the management of investment strategies for institutional index and ETF clients. Ms. Hsui’s service with the firm dates back to 2006, including her years

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with BGI. Prior to her current role, Ms. Hsui was a senior portfolio manager and led the Emerging Markets Portfolio Engineering teams in the Americas within EII. At BGI, she led the team responsible for the domestic institutional equity index funds. Prior to joining BGI, she worked as an equity research analyst covering the medical devices industry at RBC Capital Markets. Ms. Hsui earned a BS degree in economics and biology from the University of California, Berkeley.

Mr. Sietsema, Director, is a member of BlackRock’s Index Equity Portfolio Management Group. He is responsible for BlackRock’s sub-advised vehicles. He was previously responsible for the management of a broad range of U.S. equity portfolios. Mr. Sietsema’s service with the firm dates back to 2007, including his years with BGI. At BGI, he was a portfolio manager within the US Index Portfolio Management group in San Francisco. He began his career as Senior Manager of Alternative Investments at State Street. Mr. Sietsema earned a BS degree in business administration from California State University, Sacramento, in 2000.

Mr. Waldron, CFA, Managing Director, is US Head of International Portfolio Management within BlackRock Global Markets & Index Investments (“BGM”). He is responsible for the management of ETFs, sub-advised, and institutional pooled & separate accounts that are predominantly invested in developed and emerging markets. Mr. Waldron’s service with the firm dates back to 2003. Prior to his current role, Mr. Waldron was a portfolio manager in Blackrock’s Multi Asset Client Solutions Group, where he was responsible for the management of asset allocation portfolios for institutional and high net worth clients. Prior to joining BlackRock in 2003, Mr. Waldron was a research analyst at Monarch Capital Holdings LLC., an event-driven, long-short hedge fund. Mr. Waldron earned a BA degree in finance from the University of Delaware.

Mr. White, Director, is Head of the Active Risk Index ETF team in the Americas, and co-CIO for Index Equity Investments within BGM. He is responsible for all complex, alternatively-weighted equity index ETFs. As co-CIO, he is responsible for leading efforts to drive scaled investment decisions across the global index equity book. He leads oversight of investment risk, performance oversight and equity index provider engagement. Mr. White is a member of the Index Equity Leadership Team. His service with the firm began in 2011. Prior to his current role, he was a Senior Portfolio Manager responsible for managing institutional mandates, mutual funds and iShares ETFs. He has held several other roles within the firm including sales and index research. Prior to joining BlackRock, Mr. White worked at Merrill Lynch. Mr. White earned a bachelor’s degree in economics and MBA from San Diego State University.

B.

Aileen Gan, CFA has been added as a portfolio manager to the portion of the assets of the International Equity Fund managed by Mondrian Investment Partners Limited (“Mondrian’s Allocated Portion of the International Equity Fund”). Elizabeth Desmond, Nigel Bliss, Alex Simcox and Steven Dutaut continue to serve as portfolio managers of Mondrian’s Allocated Portion of the International Equity Fund.

Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Mondrian” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder International Equity Fund” is hereby replaced with the following:

Mondrian

Portfolio Managers	Position with Mondrian	Length of Service to the Fund
Elizabeth Desmond, CFA	Executive Chairman, Founding Partner	Since Inception
Nigel Bliss	Senior Portfolio Manager, Partner	Since Inception
Alex Simcox, CFA	Head of ESG Investment, Senior Portfolio Manager, Partner	Since Inception

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Portfolio Managers	Position with Mondrian	Length of Service to the Fund
Steven Dutaut, CFA	Head of Research – Europe and Asia, Senior Portfolio Manager, Partner	Since April 2016
Aileen Gan, CFA	CIO – Global and International Equities, Managing Partner	Since July 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – International Equity Fund – Mondrian – Portfolio Managers” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Elizabeth Desmond, Nigel Bliss and Alex Simcox have been portfolio managers of the International Equity Fund since its inception. Steven Dutaut has been a portfolio manager of the International Equity Fund since April 2016. Aileen Gan has been a portfolio manager of the International Equity Fund since July 2025.

Ms. Desmond joined Mondrian’s predecessor organization as a founding member in 1991. She is Executive Chairman and sits on the International Equity Strategy Committee as an ordinary member. Previously, she has worked for Hill Samuel Investment Advisers Ltd. and Shearson Lehman Global Asset Management, as well as the Japanese government where she was based in Kagoshima, Japan. She holds a BA degree from Wellesley College and an MA degree in East Asian Studies from Stanford University. She is also a member of the Wellesley College Board of Trustees and chairs the endowment investment committee. She is a CFA Charterholder, a member of both the CFA Institute and the CFA Society of the UK, and sits on the CFA UK’s Advisory Council.

Mr. Bliss is a Senior Portfolio Manager and member of the International Equity Strategy Committee at Mondrian and has been with the firm since 1995. Prior to joining Mondrian, Mr. Bliss began his career at Cazenove & Co.

Mr. Simcox is Head of ESG Investment and a Senior Portfolio Manager at Mondrian and is a member of the firm’s International Equity Strategy Committee at Mondrian. Prior to joining Mondrian in 2007, Mr. Simcox worked at Ernst and Young LLP for four years, where he qualified as a Chartered Accountant. Mr. Simcox is a CFA Charterholder, and a member of the CFA Institute and the CFA Society of the UK.

Mr. Dutaut is Head of Research – Europe and Asia and a Senior Portfolio Manager and member of the International Equity Strategy Committee at Mondrian and has been with the firm since 2007. Prior to joining Mondrian, Mr. Dutaut was an investment analyst for Baillie Gifford Overseas and began his career in Bank of America’s investment banking division. Mr. Dutaut is a CFA Charterholder, and a member of the CFA Institute and the CFA Society of the UK.

Ms. Gan, CIO Global and International Equities, joined Mondrian in 2005, initially on the International Equity team before moving to the Global Equity team in 2012. She leads the Global Equity team and chairs the Global Equity Strategy Committee. She also sits on the International Equity Strategy Committee. Previously, she worked as a consultant at Accenture, specializing in the financial services sector. She holds a Commerce degree from the University of Melbourne, Australia and holds a Master of Commerce degree from the University of New South Wales, Australia. She is a CPA (Australia) and CFA Charterholder, as well as a member of the CPA Australia, the CFA Institute and the CFA Society of the UK.

C.

Owuraka Koney, CFA has been added as a portfolio manager to the portion of the assets of the Large Cap Growth Fund managed by Jennison Associates LLC (“Jennison’s Allocated Portion of the Large Cap Growth Fund”). Kathleen A. McCarragher, Blair A. Boyer and Natasha Kuhlkin continue to serve as portfolio managers of Jennison’s Allocated Portion of the Large Cap Growth Fund.

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Accordingly, the Prospectus is hereby supplemented and revised as follows:

1.

The table entitled “Jennison” in the sub-section entitled “Sub-advisers and Portfolio Managers” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby replaced with the following:

Jennison

Portfolio Managers	Position with Jennison	Length of Service to the Fund
Kathleen A. McCarragher	Managing Director	Since Inception
Blair A. Boyer	Managing Director	Since Inception
Natasha Kuhlkin, CFA	Managing Director	Since April 2023
Owuraka Koney, CFA	Managing Director	Since July 2025

2.

The sub-section entitled “Sub-advisers and Portfolio Managers – Large Cap Growth Fund – Jennison – Portfolio Managers” under the section entitled “Management of the Funds” is hereby replaced with the following:

Portfolio Managers:

Kathleen A. McCarragher and Blair A. Boyer have been portfolio managers of the Large Cap Growth Fund since its inception. Natasha Kuhlkin, CFA has been a portfolio manager of the Large Cap Growth Fund since April 2023. Owuraka Koney, CFA has been a portfolio manager of the Large Cap Growth Fund since July 2025.

Kathleen A. McCarragher is a Managing Director, the Head of Growth Equity, and a large cap growth equity portfolio manager at Jennison. She joined Jennison in May 1998. Prior to joining Jennison, Ms. McCarragher spent six years with Weiss, Peck & Greer LLC where she was a Managing Director and the Director of Large Cap Growth Equities. Prior to that, Ms. McCarragher spent 10 years with State Street Research & Management. Ms. McCarragher earned a BBA, summa cum laude, in finance and economics from the University of Wisconsin-Eau Claire and an MBA from Harvard Business School.

Blair A. Boyer is a Managing Director and Co-Head of Large Cap Growth Equity and a large cap growth equity portfolio manager at Jennison. He joined Jennison in March 1993 as an international equity analyst and joined the large cap growth team as a portfolio manager in 2003. Prior to joining Jennison, he managed international equity portfolios at Arnhold and S. Bleichroeder for five years. Prior to that, he was a research analyst and then a senior portfolio manager at Verus Capital. Mr. Boyer earned a BA in economics from Bucknell University and an MBA from The New York University Stern School of Business.

Natasha Kuhlkin, CFA, is a Managing Director and a large cap growth equity portfolio manager at Jennison. She joined Jennison in May 2004. Prior to joining Jennison, Ms. Kuhlkin was an equity research analyst at Evergreen Investment Management and Palisade Capital Management. Ms. Kuhlkin earned a BS, magna cum laude, in accounting from Binghamton University and she holds the Chartered Financial Analyst (CFA) designation.

Owuraka Koney, CFA, is a Managing Director, large cap growth portfolio manager and an equity research analyst covering industrials, consumer internet and media companies. Before joining Jennison in 2007, Mr. Koney was an equity research associate covering the aerospace & defense and small cap media sectors at UBS. Mr. Koney received a BA in economics and political science from Williams College and holds the Chartered Financial Analyst (CFA) designation.

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4

BRIDGE BUILDER TRUST

Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)

Bridge Builder Large Cap Value Fund (the “Large Cap Value Fund”)

Bridge Builder Small/Mid Cap Growth Fund (the “Small/Mid Cap Growth Fund”)

Bridge Builder Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”)

Bridge Builder International Equity Fund (the “International Equity Fund”)

Supplement dated July 1, 2025

to the Statement of Additional Information (the “SAI”)

dated October 28, 2024, as supplemented

This supplement provides new and additional information beyond that contained in the

SAI and should be read in conjunction with the SAI.

A.

Matt Waldron and Steven White have been added as portfolio managers to the portion of the assets of each of the Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund and International Equity Fund managed by BlackRock Investment Management, LLC (“BlackRock’s Allocated Portion of the Funds”). Additionally, Paul Whitehead no longer serves as a portfolio manager to BlackRock’s Allocated Portion of the Funds. Jennifer Hsui and Peter Sietsema continue to serve as portfolio managers of BlackRock’s Allocated Portion of the Funds.

Accordingly, all references and information related to Paul Whitehead in the SAI are hereby deleted in their entirety, and the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers –Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund – BlackRock Investment Management, LLC (“BlackRock”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies,for each portfolio manager, the number of accounts managed (excluding the Funds) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2024, except as noted below. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
All Accounts
Jennifer Hsui	332	$2.39 trillion	0	$0	0	$0
Peter Sietsema	53	$122.7 billion	0	$0	4	$4.06 billion
Matt Waldron^	279	$2.41 trillion	3	$3.59 billion	7	$5.98 billion
Steven White^	279	$2.41 trillion	0	$0	0	$0

^ As of April 30, 2025.

As of June 30, 2024, for Ms. Hsui and Mr. Sietsema, and as of April 30, 2025, for Messrs. Waldron and White, the above-listed portfolio managers did not beneficially own any shares of the Funds.

2.

The paragraph entitled “Discretionary Incentive Compensation – Ms. Hsui and Messrs. Sietsema and Whitehead” in the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Growth Fund, Small/Mid Cap Value Fund, and International Equity Fund – BlackRock Investment Management, LLC (“BlackRock”)” is hereby replaced with the following:

Discretionary Incentive Compensation – Ms. Hsui and Messrs. Sietsema, Waldron and White. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. The performance of Ms. Hsui and Messrs. Sietsema, Waldon and White is not measured against a specific benchmark.

B.

Aileen Gan, CFA has been added as a portfolio manager to the portion of the assets of the International Equity Fund managed by Mondrian Investment Partners Limited (“Mondrian’s Allocated Portion of the International Equity Fund”). Elizabeth Desmond, Nigel Bliss, Alex Simcox and Steven Dutaut continue to serve as portfolio managers of Mondrian’s Allocated Portion of the International Equity Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – International Equity Fund – Mondrian Investment Partners Limited (“Mondrian”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies, for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2024, except as noted below. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Elizabeth Desmond, CFA	3	$2.2 billion	6	$4.3 billion	64	$22.8 billion*
Nigel Bliss	3	$2.2 billion	6	$4.3 billion	64	$22.8 billion*
Alex Simcox, CFA	3	$2.2 billion	6	$4.3 billion	64	$22.8 billion*
Steven Dutaut, CFA	3	$2.2 billion	6	$4.3 billion	64	$22.8 billion*
Aileen Gan, CFA^	2	$1.3 million	8	$960 million	6	$4.0 billion

* This figure includes $3.1 billion of non-regulatory model assets under advisement.

^ As of April 30, 2025.

As of June 30, 2024, for Ms. Desmond and Messrs. Bliss, Simcox and Dutaut, and as of April 30, 2025, for Ms. Gan, the above-listed portfolio managers did not beneficially own any shares of the Fund.

C.

Owuraka Koney, CFA has been added as a portfolio manager to the portion of the assets of the Large Cap Growth Fund managed by Jennison Associates LLC (“Jennison’s Allocated Portion of the Large Cap Growth Fund”). Kathleen A. McCarragher, Blair A. Boyer and Natasha Kuhlkin continue to serve as portfolio managers of Jennison’s Allocated Portion of the Large Cap Growth Fund.

Accordingly, the SAI is hereby supplemented and revised as follows:

1.

The sub-section entitled “Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Large Cap Growth Fund – Jennison Associates LLC (“Jennison”)” is hereby replaced with the following:

Other Accounts Managed by Portfolio Managers and Ownership of Fund Shares. The table below identifies,for each portfolio manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are subject to a performance-based advisory fee, this information is reflected in the table below. Information is shown as of June 30, 2024, except as noted below. Asset amounts are approximate and have been rounded.

	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager(s)	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts

All Accounts
Kathleen A. McCarragher	14	$66.1 billion	10	$18.4 billion	11	$2.1 billion
Blair A. Boyer	14	$66.1 billion	10	$18.1 billion	36	$12.8 billion
Natasha Kuhlkin, CFA	13	$52.4 billion	10	$17.9 billion	25	$3.0 billion
Owuraka Koney, CFA^	0	$0	0	$0	8	$698 million
Accounts Subject to Performance Fees
Kathleen A. McCarragher	1	$13.7 billion	0	$0	0	$0
Blair A. Boyer	1	$13.7 billion	0	$0	0	$0
Natasha Kuhlkin, CFA	0	$0	0	$0	0	$0
Owuraka Koney, CFA^	0	$0	0	$0	0	$0

^ As of May 31, 2025.

As of June 30, 2024, for Mses. McCarragher and Kuhlkin and Mr. Boyer, and as of May 31, 2025, for Mr. Koney, the above-listed portfolio managers did not beneficially own any shares of the Fund.

2.

The sub-section entitled “Material Conflicts” under the section entitled “The Funds’ Investment Teams – The Sub-advisers – Large Cap Growth Fund – Jennison Associates LLC (“Jennison”)” is hereby replaced with the following:

Jennison manages accounts with asset-based fees alongside accounts with performance-based fees. This side-by-side management creates an incentive for Jennison and its investment professionals to favor one account over another. Specifically, Jennison has an incentive to favor accounts for which it receives performance fees, and possibly take greater investment risks in those accounts in order to bolster performance and increase its fees.

Other types of side-by-side management of multiple accounts create incentives for Jennison to favor one account over another. Examples are detailed below, followed by a discussion of how Jennison addresses these conflicts.

•

Long only accounts/long-short accounts: Jennison manages accounts in strategies that hold only long securities positions as well as accounts in strategies that are permitted to sell securities short. As a result, Jennison may hold a long position in a security in some client accounts while selling the same security short in other client accounts. For example, Jennison permits quantitatively hedged strategies to short securities that are held long in other strategies. Jennison also permits securities that are held long by one fundamental portfolio manager to be held short by another fundamental portfolio manager. Additionally, Jennison permits securities that are held long in quantitatively derived strategies to be shorted by other strategies. The strategies that sell a security short held long by another strategy could lower the price for the security held long. Similarly, if a strategy is purchasing a security that is held short in other strategies, the strategies purchasing the security could increase the price of the security held short. By the same token, sales in a long only account can increase the value of a short position while shorting could create an opportunity to purchase a long position at a lower price. As a result, Jennison has conflicts of interest in determining the timing and direction of investments.

•

Multiple strategies: Jennison may buy or sell, or may direct or recommend that one client buy or sell, securities of the same kind or class that are purchased or sold for another client, at prices that may be different. Jennison may also, at any time, execute trades of securities of the same kind or class in one direction for an account and in the opposite direction for another account, due to differences in investment strategy or client direction. Different strategies effecting trading in the same securities or types of securities may appear as inconsistencies in Jennison’s management of multiple accounts side-by-side.

•

Investments at different levels of an issuer’s capital structure: To the extent different clients invest across multiple strategies or asset classes, Jennison may invest client assets in the same issuer, but at different levels in the capital structure. Interests in these positions could be inconsistent or in potential or actual conflict with each other.

•

Affiliated accounts/unaffiliated accounts and seeded/nonseeded accounts and accounts receiving asset allocation assets from affiliated investment advisers: Jennison manages accounts for its affiliates and accounts in which it has an interest alongside unaffiliated accounts. This creates an incentive to favor its affiliated accounts over unaffiliated accounts. Additionally, at times Jennison’s affiliates provide initial funding or otherwise invest in vehicles managed by Jennison. When an affiliate provides “seed capital” or other capital for a fund or account, it may do so with the intention of redeeming all or part of its interest at a particular future point in time or when it deems that sufficient additional capital has been invested in that fund or account. Jennison typically requests seed capital to start a track record for a new strategy or product. Managing “seeded” accounts alongside “non-seeded” accounts creates an incentive to favor the “seeded” accounts to establish a track record for a new strategy or product. Additionally, Jennison’s affiliated investment advisers could allocate their asset allocation clients’ assets to Jennison, which creates an incentive for Jennison to favor accounts used by its affiliate for their asset allocation clients to receive more assets from the affiliate.

•

Non-discretionary accounts or models: Jennison provides non-discretionary model portfolios to some clients and manages other portfolios on a discretionary basis. Recommendations for non-discretionary models that are derived from discretionary portfolios can be communicated before or after the discretionary portfolio has traded. The non-discretionary clients could be disadvantaged if Jennison delivers the model investment portfolio to them after Jennison initiates trading for the discretionary clients. Discretionary clients could be disadvantaged if the non-discretionary clients receive their model investment portfolio and start trading before Jennison has started trading for the discretionary clients.

•

Higher fee paying accounts or products or strategies: In general, Jennison receives more revenues from (1) larger accounts or client relationships than smaller accounts or client relationships and from (2) managing discretionary accounts than advising non-discretionary models and from (3) non-wrap fee accounts than from wrap fee accounts and from (4) charging higher fees for some strategies than others. The differences in revenue that Jennison receives could create an incentive for Jennison to favor the higher fee paying or higher revenue generating account or product or strategy over another.

•

Personal interests: The performance of one or more accounts managed by Jennison’s investment professionals is taken into consideration in determining their compensation. Jennison also manages accounts that are investment options in its employee benefit plans such as its defined contribution plans or deferred compensation arrangements and where its employees may have personally invested alongside other accounts where there is no personal interest. These factors create an incentive for Jennison to favor the accounts where it has a personal interest over accounts where Jennison does not have a personal interest.

•

Side Letters: Jennison has entered into side letters with respect to certain of the funds that Jennison manages, and will likely do so with respect to funds that Jennison manages in the future. Such side letters are agreements with investors in the funds (including affiliated investors) that grant such investors terms and conditions more advantageous than those granted to other investors. For example, some investors have side letters granting reduced fees or expenses, or access to more frequent or detailed information regarding the fund’s investments to the extent permitted by applicable law. For certain investors in commingled funds managed by Jennison, Jennison rebates a portion of the management fee paid to it. The rebate is either reinvested into the fund on behalf of the investors or is paid to the investor in, as agreed with the investor. In some instances, Jennison could have multiple side letters with respect to a single fund, each with a different investor.

How Jennison Addresses These Conflicts of Interest

The conflicts of interest described above create incentives for Jennison to favor one or more accounts or types of accounts over others in the allocation of investment opportunities, aggregation and timing of investments. Portfolios in a particular strategy with similar objectives are managed similarly to the extent possible. Accordingly, portfolio holdings and industry and sector exposure tend to be similar across a group of accounts in a strategy that have similar objectives, which tends to minimize the potential for conflicts of interest among accounts within a product strategy. While these accounts have many similarities, the investment performance of each account will be different primarily due to differences in guidelines, individual portfolio manager’s decisions, timing of investments, fees, expenses and cash flows.

Additionally, Jennison has developed policies and procedures that seek to address, mitigate and assess these conflicts of interest.

•

Jennison has adopted trade aggregation and allocation procedures that seek to treat all clients (including affiliated accounts) fairly. These policies and procedures address the allocation of limited investment opportunities, such as IPOs and new issues, and the allocation of transactions across multiple accounts.

•

Jennison has policies that limit the ability to short securities in portfolios that primarily rely on its fundamental research and investment processes (fundamental portfolios) if the security is held long by the same portfolio manager.

•

Jennison has adopted procedures to review allocations or performance dispersion between accounts with performance fees and non-performance fee-based accounts and to review overlapping long and short positions among long accounts and long-short accounts.

•	Jennison has adopted a code of ethics and policies relating to personal trading.

•	Jennison has adopted a conflicts of interest policy and procedures.

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